Subsequent Events - Additional Information (Detail) (Common Stock, USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jan. 31, 2013 Issuance of Equity
Subsequent Event [Line Items]
Common stock, shares sold	2,243,000	9,200,000
Stock, price per share		$ 10.65